PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Provision for income taxes and deferred income taxes description	The Company has approximately gross $8,500 (tax effected $2,300) of Canadian non-capital losses and $6,915 (tax effected $1,833) of share issuance cost 20(1)(e) balance. The loss tax attribute has been determined to be more likely than not that the tax attribute would not yield any tax benefit. As such, the Company has recorded a full valuation allowance against the benefit. Since IRC Section 280E was not applied in the California Franchise Tax Returns, the Company has approximately $210,000 of gross California net operating losses which begin expiring in 2033 as of June 26, 2021. The Company has evaluated the realization of its California net operating loss tax attribute and has determined under the more likely than not standard that $207,000 will not be realized
Gross unrecognized tax benefits	$ 16,600,000
Net discrete tax expense	$ 140,000
Medmen Enterprises Inc. [Member]
Provision for income taxes and deferred income taxes description		The Company has approximately gross $8,500,000 (tax effected $2,300,000) of Canadian non-capital losses and $6,915,000 (tax effected $1,833,000) of Share Issuance cost 20(1)(e) balance. The loss tax attribute has been determined to be more likely than not that the tax attribute would not yield any tax benefit. As such, the Company has recorded a full valuation allowance against the benefit. Since IRC Section 280E was not applied in the California Franchise Tax returns, the Company has approximately $171,000,000 of gross California net operating losses which begin expiring in 2033 as of June 26, 2021. The Company has evaluated the realization of its California net operating loss tax attribute and has determined under the more likely than not standard that $169,200,000 will not be realized.
Gross unrecognized tax benefits		$ 20,093,363	$ 15,016,935
Interest and penalties		$ 900,000	$ 3,800,000